Trade Payables and Other	6 Months Ended
Jun. 30, 2019
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Trade Payables and Other

NOTE 17 - TRADE PAYABLES AND OTHER

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	838	—	685
Fixed asset payables	—	29	—	30
Employees’ entitlements	—	162	—	160
Taxes payable other than income tax	—	25	—	16
Contract liabilities	11	59	9	68
Other payables	17	7	18	9

Total Other	28	282	27	283

Total Trade payables and Other	28	1,120	27	968

Contract liabilities

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	5	—	—	—
Advance payment from customers	4	6	7	9
Unrecognized variable consideration (A)	2	52	2	57
Prepayment	—	1	—	2

Total Contract liabilities	11	59	9	68

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.

For the six months ended June 30, 2019, €25 million was recognized in Revenue that related to contract liabilities as of December 31, 2018. Revenue of €30 million generated in the six months ended June 30, 2019 was deferred.